Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Related Party Transactions [Text Block]

13. Related Party Transactions

Related party balances

The following amounts due to related parties are included in accounts payable and accrued liabilities:

	December 31, 2020	December 31, 2019
Companies controlled by directors of the Company	$72,070	$48,375
Directors or officers of the Company	191,335	58,927
	$263,405	$107,302

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

On July 15, 2020, the Company closed a private placement offering (the "Offering"), pursuant to which it sold an aggregate of 3,649,110 units (each, a "Unit"), at a price of $0.18 per Unit, for gross proceeds of $656,840.

A director of the Company participated by subscribing to 1,125,500 common shares for the sum of $202,590.

In August 2020, the company issued 1,426,491 common shares (each, a "Share") in settlement of $256,769 owing to various creditors (the "Debt Settlement") after receipt of approval from the TSX Venture Exchange (the "Exchange").  The Shares were issued on August 18, 2020.  The Shares are subject to a statutory hold period of four months and one day after closing of the Debt Settlement.

Of the $256,769 debt settlement disclosed in note 12, $204,769 was owed to directors or officers of the Company.

The Company incurred the following transactions with companies that are controlled by directors and/or officers of the Company. The transactions were measured at the amount agreed to by the parties.

	December 31, 2020	December 31, 2019	December 31, 2018
Research and development	$48,358	$166,023	$125,000
General and administration	—	—	247,000
	$48,358	$166,023	$372,000

Key management compensation

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity, and include executive directors, the Chief Executive Officer and the Chief Financial Officer.

	December 31, 2020	December 31, 2019	December 31, 2018
General and administrative - salaries and contracts	$336,000	$336,000	$380,435
Directors' fees	71,250	70,500	54,750
Stock-based compensation	3,397	26,275	293,367
	$410,647	$432,775	$728,552

Preference shares

Three directors of the Company purchased 325,000 preference shares for $130,000 (Note 9) in total. Accrued dividend to these three directors was $11,881 as at December 31, 2020 ($2,781 - December 31, 2019).